Shareholder Report, Holdings (Details)	Jun. 30, 2024
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	69.38%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	69.38%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.64%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	9.82%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.64%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	9.82%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	42.92%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.82%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.67%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	42.92%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.82%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.67%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	56.34%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.76%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	24.34%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	56.34%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.76%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	24.34%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.84%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.18%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.84%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.18%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	31.83%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.22%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	23.72%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	16.38%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.65%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.59%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.54%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.35%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.93%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	61.04%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	31.83%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.22%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	23.72%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	16.38%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.65%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.59%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.54%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.35%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.93%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	61.04%
ALPS Global Opportunity Portfolio - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.04%
ALPS Global Opportunity Portfolio - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.83%
ALPS Global Opportunity Portfolio - Class I | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	5.55%
ALPS Global Opportunity Portfolio - Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.99%
ALPS Global Opportunity Portfolio - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS Global Opportunity Portfolio - Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Global Opportunity Portfolio - Class I | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.57%
ALPS Global Opportunity Portfolio - Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS Global Opportunity Portfolio - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Global Opportunity Portfolio - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS Global Opportunity Portfolio - Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.89%
ALPS Global Opportunity Portfolio - Class I | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.85%
ALPS Global Opportunity Portfolio - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.84%
ALPS Global Opportunity Portfolio - Class I | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS Global Opportunity Portfolio - Class I | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	39.87%
ALPS Global Opportunity Portfolio - Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
ALPS Global Opportunity Portfolio - Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.04%
ALPS Global Opportunity Portfolio - Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS Global Opportunity Portfolio - Class I | HarbourVest Global Private Equity, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
ALPS Global Opportunity Portfolio - Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.07%
ALPS Global Opportunity Portfolio - Class I | Intermediate Capital Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.76%
ALPS Global Opportunity Portfolio - Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.57%
ALPS Global Opportunity Portfolio - Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class I | Oakley Capital Investments, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS Global Opportunity Portfolio - Class III | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.04%
ALPS Global Opportunity Portfolio - Class III | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.83%
ALPS Global Opportunity Portfolio - Class III | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	5.55%
ALPS Global Opportunity Portfolio - Class III | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.99%
ALPS Global Opportunity Portfolio - Class III | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS Global Opportunity Portfolio - Class III | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Global Opportunity Portfolio - Class III | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.57%
ALPS Global Opportunity Portfolio - Class III | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class III | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS Global Opportunity Portfolio - Class III | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Global Opportunity Portfolio - Class III | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS Global Opportunity Portfolio - Class III | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.89%
ALPS Global Opportunity Portfolio - Class III | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.85%
ALPS Global Opportunity Portfolio - Class III | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.84%
ALPS Global Opportunity Portfolio - Class III | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS Global Opportunity Portfolio - Class III | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	39.87%
ALPS Global Opportunity Portfolio - Class III | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
ALPS Global Opportunity Portfolio - Class III | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.04%
ALPS Global Opportunity Portfolio - Class III | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS Global Opportunity Portfolio - Class III | HarbourVest Global Private Equity, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
ALPS Global Opportunity Portfolio - Class III | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.07%
ALPS Global Opportunity Portfolio - Class III | Intermediate Capital Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.76%
ALPS Global Opportunity Portfolio - Class III | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.57%
ALPS Global Opportunity Portfolio - Class III | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class III | Oakley Capital Investments, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Portfolio - Class III | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.22%